Investment Strategy - WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund	Oct. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed. The Fund seeks to achieve its investment objective by investing its assets in accordance with both (i) a long/short U.S. small-capitalization equity strategy and (ii) a long-only U.S. small-capitalization equity strategy. Under normal circumstances, the Fund will have approximately equal exposure to the long/short U.S. small-capitalization equity strategy and the long-only U.S. small-capitalization equity strategy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. small-capitalization equity securities and derivative instruments that provide exposure to U.S. small-capitalization equity securities. For purposes of this policy, a company is considered a U.S. company if it conducts its primary business activities (“Primary Business Activities”) in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Small-capitalization companies are those with market capitalization smaller than the 1,000th largest U.S.-listed company by market capitalization. An equity security represents an ownership interest, or the right to acquire an ownership interest, in an issuer.

For the long-only U.S. small-capitalization equity strategy, the Fund invests in a basket of equity securities of small-capitalization U.S. companies generally weighted by market capitalization or derivative instruments that provide similar exposure.

The Fund’s long/short U.S. small-capitalization equity strategy portfolio holds or has exposure to between 100-300 long positions and 100-300 short positions. Typically, the long/short U.S. small-capitalization equity strategy is comprised of 100% long positions and approximately 90% short positions, but those percentages will vary over time as the models adapt to market conditions. The long/short U.S. small-capitalization equity strategy exposure generally will be achieved through the use of derivative instruments, including, but not limited to, swaps.

The Fund selects investments for both the long/short U.S. small-capitalization equity strategy and the long-only U.S. small-capitalization equity strategy from a universe consisting of those companies with market capitalization smaller than the 1,000th largest U.S.-listed company by market capitalization (the “Parent Universe”), using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk. The model uses historical market and fundamental company data obtained from established third-party institutional data providers. The model provider processes and standardizes this information and uses it to calculate a broad set of security-specific quantitative features. These features are based primarily on well-established quantitative investment concepts documented in academic and practitioner research, including valuation/value, momentum, quality, profitability, size and risk, among other company-specific characteristics (examples include measures derived from security price performance, valuation ratios, profitability, balance-sheet characteristics, earnings and cash flows, company size and historical volatility). The model analyzes these features collectively, and uses historical observations to identify relationships between these features and subsequent security returns and/or risk.

To be eligible for investment, a company must: (i) be part of the Parent Universe and listed on the New York Stock Exchange or The Nasdaq Stock Market LLC; (ii) have an average daily trading volume of more than $3 million for the preceding six months; and (iii) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

The Fund’s portfolio generally is rebalanced monthly; however, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) may adjust or rebalance the portfolio more or less frequently as it deems appropriate to seek to achieve the Fund’s investment objective. Factors such as market conditions and investment opportunities may cause the Fund’s portfolio to be rebalanced on other than a monthly schedule. Between rebalances, the number of holdings in the Fund and its long/short exposure may vary.

The Fund may invest in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in swap contracts and other derivatives.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Industrials, Healthcare, Financials and Information Technology Sectors.